Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of deferred tax assets [Abstract]
Net operating loss carrying forward	$ 4,449,630	$ 3,512,414
Less: valuation allowance	(4,449,630)	(3,512,414)
Deferred tax assets